Changes in Capital Accounts, Share Repurchase Program (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 31, 2020
Share Repurchase Program [Abstract]
Number of shares repurchased and cancelled	$ 656
Share Repurchase Program [Member]
Share Repurchase Program [Abstract]
Number of shares repurchased and cancelled (in shares)	81,785
Number of shares repurchased and cancelled	$ 656
Share Repurchase Program [Member] | Maximum [Member]
Share Repurchase Program [Abstract]
Authorized share repurchase amount		$ 6,000